Transactions with associates companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	$ 20,739	$ 24,339	$ 32,414
Revenue from rendering of services	29,697	28,782	50,839
Revenue from sale of goods, related party transactions	3,000,000	2,300,000	900
Interest income on loans and receivables	1,685	4,164	2,286
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received	0	130,950	0
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received	9,823	11,390	6,691
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member] | Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	20,739	24,339	32,414
Consorcio Energetico de Huancavelica S.A. [Member] | Minera Yanacocha S.R.L. [Member] | Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	381	915	1,694
Consorcio Energetico de Huancavelica S.A. [Member] | Minera Yanacocha S.R.L. [Member] | Energy transmission [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	212	0	0
Consorcio Energetico de Huancavelica S.A. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	1,332	1,152	346
Interest income on loans and receivables	0	3	19
Purchases of goods, related party transactions	18	10	1
Consorcio Energetico de Huancavelica S.A. [Member] | Compania Minera Coimolache S.A. [Member] | Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Purchases of property and other assets, related party transactions	336	0	0
Buenaventura Ingenieros S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	57	0	0
Buenaventura Ingenieros S.A. [Member] | Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	227	177	845
Buenaventura Ingenieros S.A. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	835	824	471
Purchases of goods, related party transactions	4	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	124,800	0	(124,800)
Compania de Minas Buenaventura S.A.A. [Member] | Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from sale of goods, related party transactions	704	1,271	2,114
Compania de Minas Buenaventura S.A.A. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from sale of goods, related party transactions	2	1	56
Purchases of goods, related party transactions	0	1	29
Minera La Zanja S.R.L. [Member] | Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from sale of goods, related party transactions	710	0	0
Minera La Zanja S.R.L. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from sale of goods, related party transactions	2	0	74
Purchases of goods, related party transactions	6	10	6
Services received, related party transactions	149	200	0
Empresa de Generacion Huanza S.A. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	2,137	1,679	1,676
Consorcio Energetico de Huancavelica S.A Electric Power [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Revenue from rendering of services	$ 178	$ 332	$ 559